STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

24.   STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the board of directors for the foreign invested enterprises. For other subsidiaries incorporated in the PRC, the general reserve fund was appropriated based on 10% of net profits as reported in each subsidiary’s PRC statutory accounts. General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Group in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. As of December 31, 2022 and 2023, the PRC statutory reserve funds amounted to RMB150,208,980 and RMB152,416,879 (USD21,467,468), respectively.

In addition, under PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer their net assets to the Group in the form of dividend payments, loans or advances. Amounts of net assets restricted include paid up capital and statutory reserve funds of the Group’s PRC totaling RMB898,596,672 and RMB901,492,604 (USD126,972,578) as of December 31, 2022 and 2023, respectively.

Furthermore, cash transfers from the Group’s PRC subsidiaries to the Group’s subsidiaries outside of the PRC are subject to the PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the Group’s PRC subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Group, or otherwise satisfy their foreign currency denominated obligations.